John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

June 20, 2012

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 79 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 80 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Angel Oak Multi-Strategy Income Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purposes of (i) adding investments in other investment companies language to the Fund’s principal investment strategy and the corresponding risk disclosure and (ii) adding Institutional class shares to the Fund. The foregoing changes represent the only material changes to the prospectus and statement of additional information for the Fund in the Amendment. The Trust respectfully requests a limited scope review of the changed items for this filing.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively